UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21865

Nakoma Mutual Funds
(Exact name of registrant as specified in charter)

8040 Excelsior Drive, Suite 401
Madison, WI 53717
(Address of principal executive offices)(zip code)

Daniel Pickett
Nakoma Capital Management, LLC
8040 Excelsior Drive, Suite 401
Madison, WI 53717
 (Name and address of agent for service)

Registrant's telephone number, including area code: (608) 831-8814

Date of fiscal year end: May 31

Date of reporting period: August 31, 2011

Item 1.	Schedule of Investments

NAKOMA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT -
August 31, 2011 (Unaudited)

COMMON STOCKS – 45.3% Description	Shares	Value
Consumer Discretionary – 3.3%
Multiline Retail – 1.5%
Kohl's Corp.	7,300	$338,282

Specialty Retail – 1.8%
GameStop Corp., Class A (1)	17,100	409,203
		747,485
Consumer Staples – 1.9%
Food Products – 1.9%
Sanderson Farms, Inc.	5,000	196,000
Zhongpin, Inc. (1)	23,900	226,811
		422,811
Energy – 3.5%
Oil, Gas & Consumable Fuels – 3.5%
Comstock Resources, Inc. (1)	16,900	343,915
Suncor Energy, Inc.	13,900	443,410
		787,325
Financials – 2.9%
Commercial Banks – 1.5%
Associated Banc-Corp	30,500	335,500

Insurance – 1.4%
Axis Capital Holdings, Ltd.	11,100	318,126
		653,626
Health Care – 2.6%
Life Sciences Tools & Services – 2.6%
Agilent Technologies, Inc. (1)	3,800	140,106
Thermo Fisher Scientific, Inc. (1)	7,840	430,651
		570,757
Industrials – 4.6%
Machinery – 2.5%
Lindsay Corp.	6,500	404,300
Manitowoc Co., Inc.	14,800	164,428
		568,728
Trading Companies & Distributors – 2.1%
GATX Corp.	12,700	460,502
		1,029,230
Information Technology – 10.6%
Computers & Peripherals – 4.7%
Apple, Inc. (1)	1,700	654,211
NCR Corp. (1)	22,800	392,844
		1,047,055
Software – 5.9%
Microsoft Corp.	30,800	819,280
Perfect World Co., Ltd. - ADR (1)	13,100	281,257
Take-Two Interactive Software, Inc. (1)	16,600	219,452
		1,319,989
		2,367,044

NAKOMA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT -
continued

Materials – 11.3%
Chemicals – 6.0%
Albemarle Corp.	5,900	$299,189
Monsanto Co.	5,000	344,650
Potash Corp. of Saskatchewan, Inc.	12,200	707,356
		1,351,195
Metals & Mining – 5.3%
Agnico-Eagle Mines, Ltd.	5,600	386,848
Newmont Mining Corp.	12,700	795,274
		1,182,122
		2,533,317
Telecommunication Services – 4.6%
Diversified Telecommunication Services – 4.6%
CenturyLink, Inc.	13,184	476,602
Verizon Communications, Inc.	15,300	553,401
		1,030,003

TOTAL COMMON STOCKS (Cost $9,394,689)		10,141,598

EXCHANGE-TRADED FUNDS – 1.2%
PowerShares DB Agriculture Fund (1)	7,800	266,058

Total Exchange-Traded Funds (Cost $246,297)		266,058

SHORT-TERM INVESTMENTS – 40.2%
UMB Bank Money Market Fiduciary, 0.010% (2)(3)	9,001,223	9,001,223

Total Short-Term Investments (Cost $9,001,223)		9,001,223

Total Investments – 86.7% (Cost $18,642,209)		19,408,879
Segregated Cash with Brokers – 56.5%		12,630,816
Securities Sold Short – (43.1)%		(9,639,713)
Liabilities in excess of Other Assets – (0.1)%		(27,963)

Total Net Assets – 100.0%		$22,372,019

(1) Non-income producing security.
(2) Variable rate security; the coupon rate represents the rate at August 31, 2011.
(3) As of the period ended August 31, 2011, cash value of $5,784,148 was held in a segregated account as collateral for securities sold short.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of the schedule of investments and securities sold short.

NAKOMA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT -
continued

COMMON STOCKS SOLD SHORT– 38.7% Description	Shares	Value
Consumer Discretionary – 10.8%
Automobiles – 0.8%
General Motors Co. (1)	7,800	$187,434

Hotels, Restaurants & Leisure – 2.5%
Chipotle Mexican Grill, Inc. (1)	800	250,696
PF Chang's China Bistro, Inc.	10,200	307,428
		558,124
Household Durables – 1.1%
Mohawk Industries, Inc. (1)	4,980	246,759

Internet & Catalog Retail – 2.1%
NetFlix, Inc. (1)	2,000	470,020

Multiline Retail – 1.5%
J.C. Penney Co., Inc.	12,500	332,875

Specialty Retail – 2.8%
CarMax, Inc. (1)	10,000	281,100
Urban Outfitters, Inc. (1)	13,200	345,510
		626,610
		2,421,822
Consumer Staples – 2.7%
Food & Staples Retailing – 1.7%
Whole Foods Market, Inc.	5,900	389,577

Food Products – 1.0%
Archer-Daniels-Midland Co.	7,600	216,448
		606,025
Energy – 1.6%
Oil, Gas & Consumable Fuels – 1.6%
CNOOC, Ltd. - ADR	1,800	365,742

Health Care – 0.8%
Health Care Equipment & Supplies – 0.8%
Wright Medical Group, Inc. (1)	11,500	176,295

Industrials – 2.7%
Aerospace & Defense – 1.6%
Boeing Co.	5,400	361,044

Road & Rail – 1.1%
Werner Enterprises, Inc.	10,200	237,456
		598,500
Information Technology – 7.9%
Communications Equipment – 1.8%
Juniper Networks, Inc. (1)	6,600	138,138
Research In Motion, Ltd. (1)	8,300	269,667
		407,805
Electronic Equipment & Instruments – 2.1%
AU Optronics Corp. - ADR	44,830	210,701
LG Display Co., Ltd. - ADR	25,500	253,470
		464,171
Internet Software & Services – 1.2%
Equinix, Inc. (1)	2,900	272,716

NAKOMA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT -
continued

Semiconductors & Semiconductor Equipment – 1.6%
Fairchild Semiconductor International, Inc. (1)	26,100	$346,086

Software – 1.2%
Salesforce.com, Inc. (1)	2,100	270,375
		1,761,153
Materials – 8.2%
Metals & Mining – 6.7%
Aluminum Corp. of China, Ltd. - ADR	19,800	335,808
Cliffs Natural Resources, Inc.	3,600	298,260
Rio Tinto PLC - ADR	6,000	366,960
Southern Copper Corp.	6,800	229,636
United States Steel Corp.	9,100	274,092
		1,504,756
Paper & Forest Products – 1.5%
Domtar Corp.	4,100	329,312
		1,834,068
Telecommunication Services – 4.0%
Diversified Telecommunication Services – 2.1%
AT&T, Inc.	16,410	467,357

Wireless Telecommunication Services – 1.9%
Telephone & Data Systems, Inc.	16,400	420,332
		887,689

Total Common Stocks Sold Short (Proceeds $10,142,680)		8,651,294

EXCHANGE-TRADED FUNDS SOLD SHORT – 4.4%
Industrial Select Sector SPDR Fund	14,400	466,560
Oil Services Holders Trust	3,900	521,859

Total Exchange-Traded Funds Sold Short (Proceeds $1,164,445)		988,419

TOTAL SECURITIES SOLD SHORT – 43.1% (Proceeds $11,307,125)		$9,639,713

(1) Non-income producing security.
ADR - American Depositary Receipt
PLC - Public Limited Company

Percentages indicated are based on net assets.

The accompanying notes are an integral part of the schedule of investments and securities sold short.

NAKOMA ABSOLUTE RETURN FUND
NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT-
August 31, 2011 (Unaudited)

Federal Income Taxes

At August 31, 2011, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for Federal income tax purposes were as follows:

Cost of investments	$18,678,488
Proceeds from securities sold short	(11,079,799)
Unrealized appreciation	$3,388,868
Unrealized depreciation	(1,218,391)
Net unrealized appreciation (depreciation) on investments and securities sold short	$2,170,477

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Footnote Disclosure

U.S. GAAP establishes a hierarchy that prioritizes the various inputs used in determining the value of the Fund’s investments. The three broad levels of the hierarchy are described below:

▪	Level 1 – quoted prices for active markets for identical securities;
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);
▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011:

Nakoma Absolute Return Fund

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks*	$10,141,598	$-	$-	$10,141,598
Exchange-Traded Funds	266,058	-	-	266,058
Short-Term Investments	9,001,223	-	-	9,001,223
Total Investments	$19,408,879	$-	$-	$19,408,879

Common Stocks Sold Short*	$8,651,294	$-	$-	$8,651,294
Exchange-Traded Funds Sold Short	988,419	-	-	988,419
Total Securities Sold Short	$9,639,713	$-	$-	$9,639,713

* Please refer to the Schedule of Investments and Securities Sold Short to view common stocks segregated by industry type.

The Fund did not hold any Level 2 or Level 3 securities during the quarter ended August 31, 2011. There were no significant transfers into and out of any Level during the current period presented. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Item 2.	Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to him by others within the Registrant and by the Registrant’s service providers.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nakoma Mutual Funds

/s/ Daniel Pickett
By: Daniel Pickett
President
October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Daniel Pickett
By: Daniel Pickett
President
(Principal Executive and Principal Financial Officer)
October 25, 2011